Contents of Significant Accounts - Long-Term Loans - Additional Information (Detail) ¥ in Millions, $ in Millions, $ in Millions	Mar. 03, 2021 TWD ($)	Jan. 18, 2021 TWD ($)	Dec. 30, 2019	Sep. 11, 2018 TWD ($)	Feb. 09, 2018 TWD ($)	Nov. 02, 2016 TWD ($)	Oct. 17, 2016 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	May 10, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period		1-year	1-year
Debt maximum borrowing capacity		$ 2,000
Unused line of credit								$ 1,200
Secured syndicated loans from China development bank [member]
Disclosure of detailed information about borrowings [line items]
Endorsement								14,566				$ 10,350
Secured syndicated loans from China development bank [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement								6,438				4,564
Secured syndicated loans from China development bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Endorsement									$ 290	¥ 2,050			$ 371	¥ 1,970
Secured syndicated loans from China development bank [member] | Top of range [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HJ) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement								7,450				8,362
Mega International Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period							5-year
Debt maximum borrowing capacity							$ 3,000
Chang Hwa Commercial Bank [member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period						5-year
Debt maximum borrowing capacity						$ 3,000
Unused line of credit								800				1,700
Taipei Fubon Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period					5-year
Debt maximum borrowing capacity					$ 2,000
Unused line of credit								800				800
KGI Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period				5-year
Debt maximum borrowing capacity				$ 2,500							$ 3,000
Unused line of credit								2,500				$ 1,000
Yuanta Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period	5-year
Debt maximum borrowing capacity	$ 4,000
Unused line of credit								$ 3,000